Fair Value of Financial Instruments and Interest Rate Swaps - Summary of Fair Value of Financial Instruments (Details) - Level 2 - USD ($) $ in Millions	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019
Financial Instruments not Carried at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross of discounts and deferred issuance costs (Note 11)	$ (3,991)	$ (4,033)	$ (4,817)
Financial Instruments Carried at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps	$ (86)	$ (119)	$ (61)